Bank Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Bank Borrowings
9.	BANK BORROWINGS

In April 2018, Dalian Xigang Tongfang Technology Culture Training School ("Dalian Tongfang") entered into a bank borrowing agreement amounted to RMB10,000 with Shanghai Pudong Development Bank ("SPD Bank"). The annual interest rate was 6.3% and the term of the bank borrowing was 12 months. Puxin Education, Mr. Yunlong Sha and Ms. Wenjing Song were joint guarantors under the bank borrowing agreement.

In November 2018, Puxin Education entered into a bank borrowing agreement amounting of RMB96,600 with SPD Bank. The annual interest rate was 4.35% and the term of the bank borrowing was 6 months. Prepshine HK acted as the pledger under the bank borrowings agreement.

In 2018, Puxin Education entered into a series of borrowing agreements amounted to RMB4,273 with Bank of Jiangsu. The annual interest rates were 6.525% and the terms of the bank borrowings were 12 months. As of December 31, 2018, all of the borrowing are fully repaid ahead of maturity date.

For the year ended December 31, 2018, the Group recognized interest expense of RMB1,148 for these bank borrowings.